Insurance (Tables)	6 Months Ended
Apr. 30, 2024
Insurance [Abstract]
Summary of Components of Insurance Service Result
The following table presents components of the

insurance service result
presented on the Interim Consolidated Statement

of Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance,
as well as reinsurance issued and held in

Canada and internationally.
Insurance Service Result
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Insurance revenue $ 1,665 $ 1,514 $ 3,341 $ 3,056
Insurance service expenses 1,248 1,118 2,614 2,282
Insurance service result before reinsurance

contracts held

417 396

727 774
Net income (expense) from reinsurance

contracts held
(31) (38) (19) (84)
Insurance service result $ 386 $ 358 $ 708 $ 690

Summary of LRC and LIC Balances for Property and Casualty Insurance Contracts
The following table presents LRC and LIC balances

for property and casualty insurance contracts.
Property and casualty insurance contract liabilities by

LRC and LIC
(millions of Canadian dollars) As at
April 30, 2024 April 30, 2023
Liability for Liability for Liability for Liability for
remaining coverage incurred claims Total remaining coverage incurred claims Total
Estimates Estimates
of the of the

present

present

Excluding value of Excluding value of
loss Loss future Risk loss Loss future Risk
component component cash flows adjustment component component cash flows adjustment
Balance at beginning of period
Insurance contract liabilities $ 630 $ 129 $ 4,740 $ 220 $ 5,719 $ 623 $ 113 $ 4,700 $ 208 $ 5,644
Balance at end of period
Insurance contract liabilities $ 630 $ 119 $ 4,723 $ 220 $ 5,692 $ 551 $ 130 $ 4,608 $ 206 $ 5,495